Taxation - Deferred tax assets on losses (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Income tax expense
Deferred tax assets	€ 26,200	€ 24,300
Tax losses for which no deferred tax asset recognised	25,689	30,411
Tax losses arising from subsidiaries for offset against future capital gains	7,544	7,880
Unrecognised other temporary differences	12	108
Deferred tax liabilities due to taxation arise if temporary differences on investments realised	108	95
Unremitted earnings of subsidiaries, associates and interests in joint ventures for which no deferred tax liability recognised	16,049	20,237
Luxemberg
Income tax expense
Losses arising from revaluation of investments	81,740	82,634
Deferred tax assets	21,261	19,632
Additional deferred tax assets recognised on revaluation of investments	330	329
Deferred tax assets, higher interest rates	1,603
Unused tax losses expired for which no deferred tax asset recognized	2,587	993
Tax losses for which no deferred tax asset recognised	9,132	9,132
Germany (VDSL spend)
Income tax expense
Losses arising from revaluation of investments	18,034	18,139
Deferred tax assets	2,796	2,799
Spain
Income tax expense
Deferred tax assets	880	914
Deferred tax assets derecognised	20
Tax losses arising from acquisitions	€ 3,521	€ 3,646
Minimum | Luxemberg
Income tax expense
Utilisation period of tax losses (in years)	55 years
Percentage of change in forecast income (as a percent)	5.00%
Change in tax losses utilisation period (in years)	3 years
Minimum | Germany (VDSL spend)
Income tax expense
Utilisation period of tax losses (in years)	10 years
Percentage of change in forecast income (as a percent)	5.00%
Minimum | Spain
Income tax expense
Utilisation period of tax losses (in years)	22 years
Percentage of change in forecast income (as a percent)	5.00%
Change in tax losses utilisation period (in years)	1 year
Maximum | Luxemberg
Income tax expense
Utilisation period of tax losses (in years)	60 years
Percentage of change in forecast income (as a percent)	10.00%
Change in tax losses utilisation period (in years)	5 years
Maximum | Germany (VDSL spend)
Income tax expense
Utilisation period of tax losses (in years)	12 years
Percentage of change in forecast income (as a percent)	10.00%
Maximum | Spain
Income tax expense
Utilisation period of tax losses (in years)	25 years
Change in tax losses utilisation period (in years)	2 years